Basis of Presentation of the Consolidated Financial Statements - General price indexes (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Compliance And Basis Of Presentation [Abstract]
From January to December 2019			53.64
From January to December 2020		36.13%
From January to December 2021	50.95%